Earnings per share	12 Months Ended
Dec. 31, 2018
Earnings per share
Earnings per share

14. Earnings per share

	2018	2017	2016
	EURm	EURm	EURm
Basic
Profit or loss attributable to equity holders of the parent
Continuing operations	(554)	(1 473)	(751)
Discontinued operations	214	(21)	(15)
Loss for the year	(340)	(1 494)	(766)
Diluted
Effect of profit or loss adjustments
Adjustment relating to Alcatel Lucent American Depositary Shares	–	–	(8)
Total effect of profit or loss adjustments	–	–	(8)
Profit or loss attributable to equity holders of the parent adjusted for the effect of dilution
Continuing operations	(554)	(1 473)	(759)
Discontinued operations	214	(21)	(15)
Loss for the year	(340)	(1 494)	(774)
	000s shares	000s shares	000s shares
Basic
Weighted average number of shares in issue	5 588 020	5 651 814	5 732 371
Diluted
Effect of dilutive shares
Effect of dilutive equity-settled share-based incentive programs
Restricted shares and other	3 656	–	–
Performance shares	20 577	–	–
Stock options	224	–	–
Total effect of dilutive equity-settled share-based incentive programs	24 457	–	–
Effect of other dilutive shares
Alcatel Lucent American Depositary Shares	–	–	8 746
Total effect of other dilutive-shares	–	–	8 746
Total effect of dilutive shares	24 457	–	8 746
Adjusted weighted average number of shares	5 612 477	5 651 814	5 741 117

Earnings per share attributable to equity holders of the parent	EUR	EUR	EUR
Basic earnings per share
Continuing operations	(0.10)	(0.26)	(0.13)
Discontinued operations	0.04	0.00	0.00
Loss for the year	(0.06)	(0.26)	(0.13)
Diluted earnings per share
Continuing operations	(0.10)	(0.26)	(0.13)
Discontinued operations	0.04	0.00	0.00
Loss for the year	(0.06)	(0.26)	(0.13)

Basic earnings per share is calculated by dividing the profit or loss attributable to equity holders of the parent by the weighted average number of shares outstanding (does not include treasury shares) during the year. Diluted earnings per share is calculated by adjusting the profit or loss attributable to equity holders of the parent, and the weighted average number of shares outstanding, for the effects of all dilutive potential ordinary shares.

4 million restricted shares are outstanding (5 million in 2017 and 2016) that could potentially have a dilutive impact in the future but are excluded from the calculation as they are determined to be anti-dilutive.

21 million performance shares are outstanding (14 million in 2017 and 10 million in 2016) that could potentially have a dilutive impact in the future but are excluded from the calculation as they are determined to be anti-dilutive.

Stock options equivalent to fewer than 1 million shares (fewer than 1 million shares in 2017 and 2016) have been excluded from the calculation of diluted shares as they are determined to be anti-dilutive.

In 2016, the Group acquired 107 775 949 Alcatel Lucent shares from JPMorgan Chase Bank N.A., as depositary, pursuant to the share purchase agreement announced on March 17, 2016. These shares represent Alcatel Lucent shares that remained in the Alcatel Lucent American Depositary Receipts program after the cancellation period and following the program’s termination on April 25, 2016. On May 10, 2016 the Group registered with the Finnish Trade Register 59 276 772 new Nokia shares issued to the Alcatel depositary in settlement of the transaction. 9 million potential shares have been included in the calculation of diluted shares from March 16, 2016 to reflect the part-year effect of these shares, and were included in the calculation as dilutive shares until the registration date.